UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-03651

Touchstone Strategic Trust – December Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Dynamic Equity Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks †† — 116.3%

Information Technology — 23.7%
Accenture PLC (Ireland) - Class A	33,248	$3,985,770
Adobe Systems, Inc.*	5,163	671,861
Amdocs Ltd.	23,751	1,448,574
Apple, Inc.	13,796	1,981,933
Applied Materials, Inc.	9,951	387,094
Booz Allen Hamilton Holding Corp.	37,386	1,323,091
CDK Global, Inc.	5,754	374,068
Cisco Systems, Inc.	134,713	4,553,299
DST Systems, Inc.	13,472	1,650,320
eBay, Inc.*	38,732	1,300,233
Fidelity National Information Services, Inc.	26,225	2,088,034
Hewlett Packard Enterprise Co.	109,033	2,584,082
Intel Corp.	104,308	3,762,390
Microsoft Corp.	23,994	1,580,245
Oracle Corp.	22,558	1,006,312
Skyworks Solutions, Inc.	3,207	314,222
Texas Instruments, Inc.	13,251	1,067,501
Xerox Corp.	42,914	314,989
		30,394,018

Health Care — 18.5%
Abbott Laboratories	7,620	338,404
AbbVie, Inc.	39,957	2,603,598
Amgen, Inc.	11,964	1,962,933
Bioverativ, Inc.*	20,888	1,137,560
Celgene Corp.*	7,206	896,643
Express Scripts Holding Co.*	18,977	1,250,774
Gilead Sciences, Inc.	28,765	1,953,719
HCA Holdings, Inc.*	10,216	909,122
IDEXX Laboratories, Inc.*	19,921	3,079,986
Incyte Corp.*	1,787	238,868
Merck & Co., Inc.	64,723	4,112,499
Pfizer, Inc.	807	27,607
UnitedHealth Group, Inc.	27,550	4,518,476
Veeva Systems, Inc. - Class A*	11,213	575,003
WellCare Health Plans, Inc.*	294	41,222
		23,646,414

Financials — 14.2%
Aflac, Inc.	2,863	207,338
Aon PLC (United Kingdom)	3,997	474,404
Bank of America Corp.	117,654	2,775,458
Bank of New York Mellon Corp. (The)	38,009	1,795,165
Citigroup, Inc.	21,877	1,308,682
Discover Financial Services	4,144	283,408
Donnelley Financial Solutions, Inc.*	13,069	252,101
First American Financial Corp.	6,747	265,022
FNF Group	16,720	651,077
Popular, Inc. (Puerto Rico)	13,343	543,460
S&P Global, Inc.	4,554	595,390
SLM Corp.*	122,680	1,484,428
Synchrony Financial	106,733	3,660,942
US Bancorp	76,248	3,926,772
		18,223,647

Consumer Discretionary — 14.1%
Amazon.com, Inc.*	6,478	5,743,006
Charter Communications, Inc. - Class A*	7,184	2,351,467
Lear Corp.	647	91,602
Lowe's Cos., Inc.	24,431	2,008,473
Michael Kors Holdings Ltd. (United Kingdom)*	14,887	567,344
Omnicom Group, Inc.	8,787	757,527
Target Corp.	3,339	184,279
Time Warner, Inc.	14,688	1,435,164
Ulta Beauty, Inc.*	2,128	606,969
Walt Disney Co. (The)	8,200	929,798
Williams-Sonoma, Inc.	39,518	2,118,955
Yum China Holdings, Inc.*	23,301	633,787
Yum! Brands, Inc.	9,266	592,097
		18,020,468

Industrials — 14.1%
3M Co.	14,509	2,776,007
Cummins, Inc.	25,274	3,821,429
FedEx Corp.	20,519	4,004,283
HD Supply Holdings, Inc.*	86,388	3,552,706
Northrop Grumman Corp.	4,006	952,787
Raytheon Co.	1,355	206,638
Robert Half International, Inc.	9,029	440,886
Spirit AeroSystems Holdings, Inc. - Class A	17,588	1,018,697
United Parcel Service, Inc. - Class B	11,544	1,238,671
		18,012,104

Consumer Staples — 10.6%
Altria Group, Inc.	2,175	155,339
Conagra Brands, Inc.	70,806	2,856,314
Ingredion, Inc.	9,305	1,120,601
PepsiCo, Inc.	36,677	4,102,689
Philip Morris International, Inc.	26,847	3,031,026
US Foods Holding Corp.*	59,630	1,668,447
Walgreens Boots Alliance, Inc.	7,658	635,997
		13,570,413

Energy — 6.4%
ConocoPhillips	59,763	2,980,381
Devon Energy Corp.	8,004	333,927
Energen Corp.*	4,394	239,209
Ensco PLC (United Kingdom) - Class A	38,675	346,141
EOG Resources, Inc.	9,037	881,559
Marathon Petroleum Corp.	44,001	2,223,811
Nabors Industries Ltd.	12,398	162,042
World Fuel Services Corp.	29,372	1,064,735
		8,231,805

Real Estate — 5.7%
American Homes 4 Rent - Class A, REIT	54,354	1,247,971
Apple Hospitality, Inc., REIT	52,711	1,006,780
Colony NorthStar, Inc. - Class A, REIT	231,472	2,988,304
CoreCivic, Inc., REIT	2,105	66,139
Equity Commonwealth, REIT*	20,056	626,148
Lamar Advertising Co.- Class A, REIT	6	448

1

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks †† — 116.3% (Continued)

Real Estate — (Continued)
Paramount Group, Inc., REIT	39,882	$646,487
Quality Care Properties, Inc., REIT*	29,397	554,427
Realogy Holdings Corp.	3,310	98,605
		7,235,309

Utilities — 4.0%
American Electric Power Co., Inc.	32,022	2,149,637
Exelon Corp.	82,202	2,957,628
		5,107,265

Materials — 3.1%
AdvanSix, Inc.*	38,849	1,061,355
Huntsman Corp.	28,219	692,494
Monsanto Co.	13,290	1,504,428
WestRock Co.	13,555	705,267
		3,963,544

Telecommunication Services — 1.9%
Verizon Communications, Inc.	49,360	2,406,300
Total Common Stocks		$148,811,287

Short-Term Investment Fund — 1.6%
Dreyfus Government Cash Management, Institutional Shares, 0.66%∞Ω	2,056,714	2,056,714

Total Long Positions
(Cost $145,271,229)		$150,868,001

Securities Sold Short — (19.4%)

Common Stocks — (19.4%)

Information Technology — (3.8%)
Cree, Inc.*	(22,398)	(598,699)
Cypress Semiconductor Corp.	(66,583)	(916,182)
FireEye, Inc.*	(48,647)	(613,439)
Palo Alto Networks, Inc.*	(8,028)	(904,595)
Pandora Media, Inc.*	(93,587)	(1,105,262)
Splunk, Inc.*	(5,079)	(316,371)
VeriSign, Inc.*	(3,411)	(297,132)
Workday, Inc. - Class A*	(1,087)	(90,525)
		(4,842,205)

Health Care — (3.3%)
Acadia Healthcare Co., Inc.*	(15,224)	(663,766)
Alnylam Pharmaceuticals, Inc.*	(46,926)	(2,404,958)
Endo International PLC (Ireland)*	(56,839)	(634,323)
Intercept Pharmaceuticals, Inc.*	(2,343)	(264,993)
Juno Therapeutics, Inc.*	(11,285)	(250,414)
Patheon NV (Netherlands)*	(2,473)	(65,139)
		(4,283,593)

Consumer Discretionary — (2.8%)
Adient PLC (Ireland)	(1,844)	(134,003)
Chipotle Mexican Grill, Inc.*	(73)	(32,523)
Dunkin' Brands Group, Inc.	(29,287)	(1,601,413)
JC Penney Co., Inc.*	(48,826)	(300,768)
Liberty Expedia Holdings, Inc. - Class A*	(12,507)	(568,818)
Staples, Inc.	(20,192)	(177,084)
Tempur Sealy International, Inc.*	(3,599)	(167,210)
Tesla Motors, Inc.*	(1,067)	(296,946)
Visteon Corp.*	(3,731)	(365,451)
		(3,644,216)

Industrials — (2.8%)
American Airlines Group, Inc.	(7,009)	(296,481)
Chicago Bridge & Iron Co. NV (Netherlands)	(5,183)	(159,377)
Fastenal Co.	(18,474)	(951,411)
Macquarie Infrastructure Corp.	(1,244)	(100,242)
Pitney Bowes, Inc.	(48,883)	(640,856)
RR Donnelley & Sons Co.	(70,311)	(851,466)
Spirit Airlines, Inc.*	(10,638)	(564,559)
		(3,564,392)

Financials — (2.8%)
Annaly Capital Management, Inc., REIT	(24,568)	(272,950)
CME Group, Inc.	(332)	(39,442)
Interactive Brokers Group, Inc. - Class A	(55,255)	(1,918,454)
Markel Corp.*	(1,248)	(1,217,873)
New York Community Bancorp, Inc.	(8,103)	(113,199)
		(3,561,918)

Consumer Staples — (1.5%)
Casey's General Stores, Inc.	(12,253)	(1,375,399)
Pilgrim's Pride Corp.	(1,007)	(22,663)
TreeHouse Foods, Inc.*	(5,859)	(496,023)
		(1,894,085)

Energy — (1.2%)
Cheniere Energy, Inc.*	(17,278)	(816,733)
Kosmos Energy Ltd.*	(66,596)	(443,529)
Weatherford International PLC (Switzerland)*	(36,474)	(242,552)
		(1,502,814)

Real Estate — (0.7%)
Corporate Office Properties Trust, REIT	(6,412)	(212,237)
UDR, Inc., REIT	(18,181)	(659,243)
		(871,480)

Materials — (0.5%)
Ashland Global Holdings, Inc.	(5,345)	(661,764)
Total Common Stocks		$(24,826,467)
Total Securities Sold Short
(Proceeds $24,380,793)		$(24,826,467)

2

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Written Options — (1.4%)

Call Options — (1.3%)
NASDAQ 100 Stock Index
April 2017
Strike Price $5,600	(15)	$(3,945)
Philadelphia Stock Exchange Utility
Index
May 2017
Strike Price $690	(35)	(9,879)
Russell 2000 Index
May 2017
Strike Price $1,490	(168)	(40,824)
S&P 500 Index
April 2017
Strike Price $2,310	(193)	(1,343,280)
S&P 500 Index
April 2017
Strike Price $2,370	(39)	(22,620)
S&P 500 Index
April 2017
Strike Price $2,370	(40)	(86,000)
S&P 500 Index
April 2017
Strike Price $2,380	(33)	(20,625)
S&P 500 Index
April 2017
Strike Price $2,385	(20)	(16,800)
S&P 500 Index
March 2017
Strike Price $2,385	(40)	(200)
S&P 500 Index
May 2017
Strike Price $2,330	(22)	(117,920)
S&P 500 Index
May 2017
Strike Price $2,490	(31)	(3,194)
Total Call Options		$(1,665,287)

Put Options — (0.1%)
S&P 500 Index
April 2017
Strike Price $2,370	(25)	(54,750)

Total Written Options
(Premiums received $2,288,785)		$(1,720,037)

Total — 97.1%		$124,321,497

Other Assets in Excess of Liabilities — 2.9%		3,670,336

Net Assets — 100.0%		$127,991,833

*	Non-income producing security.

††	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of March 31, 2017 was $148,811,287.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Long Positions
Common Stocks	$148,811,287	$—	$—	$148,811,287
Short-Term Investment Fund	2,056,714	—	—	2,056,714
Total Assets	$150,868,001	$—	$—	$150,868,001
Liabilities:
Securities Sold Short
Common Stocks	$(24,826,467)	$—	$—	$(24,826,467)
Other Financial Instruments
Written Options Equity Contracts	(1,720,037)	—	—	(1,720,037)
Total Liabilities	$(26,546,504)	$—	$—	$(26,546,504)
Total	$124,321,497	$—	$—	$124,321,497

3

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

Transactions in written options for the period ended March 31, 2017:

	Number of	Premiums
	Contracts	Received
Beginning of Period, December 31, 2016	658	$1,530,905
Call Options Written	1,899	5,565,968
Put Options Written	106	157,126
Call Options Closed	(1,555)	(4,664,897)
Put Options Closed	(15)	(29,738)
Call Options Expired	(344)	(138,799)
Put Options Expired	(88)	(131,780)
End of Period, March 31, 2017	661	$2,288,785

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments

Touchstone Controlled Growth with Income Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 99.0%

Fixed Income Funds — 47.2%
Touchstone Credit Opportunities Fund	610,628	$6,326,102
Touchstone Flexible Income Fund	838,457	9,005,031
Touchstone High Yield Fund	264,157	2,240,055
		17,571,188

Alternative Funds — 46.7%
Touchstone Arbitrage Fund	896,341	9,133,719
Touchstone Dynamic Equity Fund	529,435	8,232,707
		17,366,426

Equity Funds — 5.1%
Touchstone Premium Yield Equity Fund, Class Y	210,985	1,911,521
Total Affiliated Mutual Funds		$36,849,135

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash Management, Institutional Shares, 0.66%∞Ω	382,939	382,939

Total Investment Securities —100.0%
(Cost $36,466,334)		$37,232,074

Other Assets in Excess of Liabilities — 0.0%		4,022

Net Assets — 100.0%		$37,236,096

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$36,849,135	$—	$—	$36,849,135
Short-Term Investment Fund	382,939	—	—	382,939
Total	$37,232,074	$—	$—	$37,232,074

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Dynamic Diversified Income Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 80.8%

Fixed Income Funds — 63.0%
Touchstone Credit Opportunities Fund	1,454,799	$15,071,720
Touchstone Flexible Income Fund	580,929	6,239,173
Touchstone High Yield Fund	969,419	8,220,676
Touchstone Total Return Bond Fund	1,005,097	10,081,119
		39,612,688

Equity Funds — 17.8%
Touchstone International Value Fund	351,780	2,515,223
Touchstone Premium Yield Equity Fund, Class Y	604,364	5,475,535
Touchstone Value Fund	322,188	3,186,444
		11,177,202
Total Affiliated Mutual Funds		$50,789,890

Exchange Traded Funds — 12.5%
iShares International Select Dividend ETF	41,880	1,317,545
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	70,020	1,296,070
Vanguard Emerging Markets Government Bond ETF	16,390	1,305,464
Vanguard Global ex-U.S. Real Estate ETF	24,800	1,320,848
Vanguard REIT ETF	31,500	2,601,585
Total Exchange Traded Funds		$7,841,512

Exchange Traded Note — 5.8%
JPMorgan Alerian MLP Index ETN	113,715	3,672,995

Short-Term Investment Fund — 0.9%
Dreyfus Government Cash Management, Institutional Shares, 0.66%∞Ω	608,962	608,962

Total Investment Securities —100.0%
(Cost $61,879,032)		$62,913,359

Liabilities in Excess of Other Assets — 0.0%		(31,094)

Net Assets — 100.0%		$62,882,265

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

ETN - Exchange Traded Notes

MLP - Master Limited Partnership

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$50,789,890	$—	$—	$50,789,890
Exchange Traded Funds	7,841,512	—	—	7,841,512
Exchanged Traded Note	3,672,995	—	—	3,672,995
Short-Term Investment Fund	608,962	—	—	608,962
Total	$62,913,359	$—	$—	$62,913,359

See accompanying Notes to Portfolios of Investments.

6

Portfolio of Investments

Touchstone Dynamic Global Allocation Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^∞ — 82.6%

Equity Funds — 49.5%
Touchstone International Growth Fund	787,764	$8,507,853
Touchstone International Small Cap Fund	153,744	2,438,379
Touchstone International Value Fund	1,711,136	12,234,621
Touchstone Mid Cap Fund	164,898	4,693,008
Touchstone Sands Capital Emerging Markets Growth Fund*	330,824	3,549,739
Touchstone Sands Capital Institutional Growth Fund	470,754	9,805,799
Touchstone Small Cap Value Opportunities Fund	122,266	2,250,922
Touchstone Value Fund	1,571,375	15,540,901
		59,021,222

Fixed Income Funds — 29.2%
Touchstone Credit Opportunities Fund	540,654	5,601,177
Touchstone High Yield Fund	420,886	3,569,112
Touchstone Total Return Bond Fund	2,557,419	25,650,909
		34,821,198

Alternative Fund — 3.9%
Touchstone Dynamic Equity Fund	300,689	4,675,717
Total Affiliated Mutual Funds		$98,518,137

Exchange Traded Funds — 16.8%
Vanguard FTSE Emerging Markets ETF	97,405	3,868,927
Vanguard Global ex-U.S. Real Estate ETF	24,516	1,305,722
Vanguard REIT ETF	29,710	2,453,749
Vanguard Total International Bond ETF	230,040	12,452,065
Total Exchange Traded Funds		$20,080,463

Short-Term Investment Fund — 1.0%
Dreyfus Government Cash Management, Institutional Shares, 0.66%∞Ω	1,165,378	1,165,378

Total Investment Securities —100.4%
(Cost $116,990,561)		$119,763,978

Liabilities in Excess of Other Assets — (0.4%)		(508,946)

Net Assets — 100.0%		$119,255,032

*	Non-income producing security.

^	All affiliated funds are invested in the Institutional Class, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$98,518,137	$—	$—	$98,518,137
Exchange Traded Funds	20,080,463	—	—	20,080,463
Short-Term Investment Fund	1,165,378	—	—	1,165,378
Total	$119,763,978	$—	$—	$119,763,978

See accompanying Notes to Portfolios of Investments.

7

Notes to Portfolios of Investments

March 31, 2017 (Unaudited)

Security valuation and fair value measurements—U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2017, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended March 31, 2017.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At March 31, 2017, there were no transfers between Levels 1, 2 and 3 for all Funds.

During the period ended March 31, 2017, there were no significant changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the Underlying Funds and are categorized in Level 1.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

8

Notes to Portfolios of Investments (Unaudited) (Continued)

• If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

• If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

• If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

• If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Allocation Funds — The Allocation Funds invest in securities of affiliated and unaffiliated funds, the Underlying Funds. The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (OTC). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. An ETN is an investment company that typically seeks to track the performance of an index, similar to an ETF, but it does not hold any securities that it tracks. ETF and ETN shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs, ETNs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. Investments in ETNs are also subject to credit risk similar to other debt securities. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Securities sold short — The Dynamic Equity Fund engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2017, the Dynamic Equity Fund held securities sold short with a fair value of ($24,826,467) and pledged securities with a fair value of $148,811,287 as collateral and cash collateral of $3,532,784 for both securities sold short and written options.

Options — The Dynamic Equity Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against

9

Notes to Portfolios of Investments (Unaudited) (Continued)

changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of March 31, 2017, the Dynamic Equity Fund held written options with a fair value of $(1,720,037) and pledged securities with a fair value of $148,811,287 as collateral and cash collateral of $3,532,784 for both securities sold short and written options.

Real Estate Investment Trust— The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Average Volume Disclosure— For the three-months ended March 31, 2017, the average quarterly balances of premiums received for written options in the Dynamic Equity Fund was $1,909,845.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2017, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Dynamic Equity Fund	$145,271,229	$7,836,533	$(2,239,761)	$5,596,772
Controlled Growth with Income Fund	36,466,334	781,311	(15,571)	765,740
Dynamic Diversified Income Fund	61,879,032	1,800,770	(766,443)	1,034,327
Dynamic Global Allocation Fund	116,990,561	5,604,964	(2,831,547)	2,773,417

10

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	May 26, 2017

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	May 26, 2017

* Print the name and title of each signing officer under his or her signature.